UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3104

                           Centennial Tax Exempt Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Centennial Tax Exempt Trust

                                                                         Principal
                                                                            Amount                Value
---------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.3%
---------------------------------------------------------------------------------------------------------
ALABAMA--1.2%
AL HFA MH RB, Park Rocky Ridge Project, Series 2004B,
1.83% 1                                                            $     9,980,000      $     9,980,000
---------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 1.88% 1                      545,000              545,000
---------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council IDV RB, IPC Aerospace Corp.
Project, Series 2000, 1.88% 1                                            2,800,000            2,800,000
---------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd.
Expansion Project, Series 1998, 1.93% 1                                  3,300,000            3,300,000
---------------------------------------------------------------------------------------------------------
Hoover, AL BOE Capital Outlay TANs, AAMC Series
2001-16, 1.75% 1,2                                                       4,950,000            4,950,000
                                                                                        -----------------
                                                                                             21,575,000

---------------------------------------------------------------------------------------------------------
ALASKA--1.8%
North Slope Borough, AK GOB, Series B, 1.77% 1                          13,400,000           13,400,000
---------------------------------------------------------------------------------------------------------
Valdez, AK Marine Terminal RRB, BP Pipelines, Inc.
Project, 1.74% 1                                                        16,245,000           16,245,000
---------------------------------------------------------------------------------------------------------
Valdez, AK Marine Terminal RRB, BP Pipelines, Inc.
Project-A, 1.74% 1                                                       2,000,000            2,000,000
---------------------------------------------------------------------------------------------------------
Valdez, AK Marine Terminal RRB, BP Pipelines, Inc.
Project-C, 1.74% 1                                                       1,000,000            1,000,000
                                                                                        -----------------
                                                                                             32,645,000

---------------------------------------------------------------------------------------------------------
ARIZONA--1.3%
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project,
Series 1995, 1.75% 1                                                    22,500,000           22,500,000
---------------------------------------------------------------------------------------------------------
CALIFORNIA--9.3%
Alameda/Contra Cost, CA School FAU COP, Capital
Improvements Financing Project, Series G, 1.83% 1                          740,000              740,000
---------------------------------------------------------------------------------------------------------
Alameda/Contra Cost, CA School FAU COP, Capital
Improvements Financing Project, Series H, 1.83% 1                        4,720,000            4,720,000
---------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB,
Series C-14, 1.70% 1                                                     4,500,000            4,500,000
---------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB,
Series C-2, 1.70% 1                                                        700,000              700,000
---------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB,
Series C-7, 1.73% 1                                                     45,520,000           45,520,000
---------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB,
Series C-9, 1.70% 1                                                      6,600,000            6,600,000
---------------------------------------------------------------------------------------------------------
CA Economic Recovery Bonds, Series 2004 C-16, 1.70% 1                    5,000,000            5,000,000
---------------------------------------------------------------------------------------------------------
CA GOUN, Series 2003B-4, 1.70% 1                                        22,200,000           22,199,558
---------------------------------------------------------------------------------------------------------
CA Infrastructure & ED Bank RRB, Independent System
Operator Corp. Project, Series 2000C, 1.72% 1                            1,800,000            1,800,000
---------------------------------------------------------------------------------------------------------
CA PCFAU RRB, Pacific Gas & Electric, Series C, 1.74% 1                  5,000,000            5,000,000
---------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Las Flores Apt. Project, Series 2004
JJ, 2.09% 1                                                              3,500,000            3,500,000
---------------------------------------------------------------------------------------------------------
Hayward, CA MH RB, Lord Tennyson Apt. Project, Series
2004A, 2.09%, 10/1/04 3                                                  2,655,000            2,655,000
---------------------------------------------------------------------------------------------------------
Lake Elsinore, CA Recreation Authority RB, Public Facilities,
Series 2000A, 1.73% 1                                                   13,535,000           13,535,000
---------------------------------------------------------------------------------------------------------
Los Angeles, CA Community RA RB, Baldwin Hills Public
Parking Facilities Project, Series 1984, 1.65% 1                        16,800,000           16,800,000
---------------------------------------------------------------------------------------------------------
Los Angeles, CA Community RA RB, Skyline at Southpark
Apts., Series 1985, 1.73% 1                                              4,000,000            4,000,000
---------------------------------------------------------------------------------------------------------
Oakland/Alameda Cnty., CA Coliseum Authority Lease RB,
Coliseum Project, Series C-2, 1.68% 1                                   14,000,000           14,000,000
---------------------------------------------------------------------------------------------------------
Orange Cnty., CA Apt. Development RB, Niguel Summit 2,
Series B, 1.65% 1                                                        1,290,000            1,290,000
---------------------------------------------------------------------------------------------------------
San Bernardino Cnty., CA MH HAU RRB, Somerset Apts.-A,
1.68% 1                                                                  1,500,000            1,500,000
---------------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB, AAMC
Series 1998-10, 1.71% 1,2                                                4,350,000            4,350,000
---------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA El Camino Hospital FAU RB, 1.63% 1                   500,000              500,000
---------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Capital Improvement Project, Series 2002,
1.76% 1                                                                  5,100,000            5,100,000
                                                                                        -----------------
                                                                                            164,009,558

---------------------------------------------------------------------------------------------------------
COLORADO--2.7%
Arapahoe Cnty., CO Senior MH RB, Centennial East Apt.
Project, 2000 Series A-1, Revenue Bond Certificates Trust,
Series 2004-13, 1.99% 1,2                                                3,115,000            3,115,000
---------------------------------------------------------------------------------------------------------
Arapahoe Cnty., CO Water & Wastewater Authority RRB,
Series A, 1.72% 1                                                        2,500,000            2,500,000
---------------------------------------------------------------------------------------------------------
Castle Rock, CO MH RB, Castlegate Apt. Project, Revenue
Bond Certificates Trust, Series 2004-1, 1.99% 1,2                       11,842,000           11,842,000
---------------------------------------------------------------------------------------------------------
Central Platte Valley & Denver Cnty., CO Metro District GOB,
Series B, 1.30%, 12/1/04 3                                               3,000,000            3,000,000
---------------------------------------------------------------------------------------------------------
CO Educational & Cultural FA Public Radio RB, Community
Wireless Park City, 1.74% 1                                                790,000              790,000
---------------------------------------------------------------------------------------------------------
Denver, CO Cty. & Cnty. REF COP, Wellington E. Webb
Building, Series 2003C, 1.70% 1                                          3,915,000            3,915,000
---------------------------------------------------------------------------------------------------------
E-470 Public Highway, CO RRB, Vehicle Registration Fee,
1.71% 1                                                                  2,000,000            2,000,000
---------------------------------------------------------------------------------------------------------
Park Creek Metro District, CO RB, Puttable Floating Option
Tax Exempt Receipts, Series PT-2321, 1.79% 1,2                           5,775,000            5,775,000
---------------------------------------------------------------------------------------------------------
Stapleton Business Center Metro District, CO RB, 1.79% 1                 7,550,000            7,550,000
---------------------------------------------------------------------------------------------------------
Superior Metro District No. 1, CO WSS BANs, 1.74% 1                      2,000,000            2,000,000
---------------------------------------------------------------------------------------------------------
Superior/McCaslin Interchange Metro District, CO GOB,
Series 2004, 1.10%, 11/15/04 3                                           2,075,000            2,075,000
---------------------------------------------------------------------------------------------------------
Willow Trace Metro District, CO GOLB, Series A, 1.30%,
12/1/04 3                                                                2,295,000            2,295,000
                                                                                        -----------------
                                                                                             46,857,000

---------------------------------------------------------------------------------------------------------
CONNECTICUT--0.5%
CT SPTX Obligation Bonds, Second Lien, Transportation
Infrastructure Purpose, Series 2003-2, 1.70% 1                           8,300,000            8,300,000
---------------------------------------------------------------------------------------------------------
FLORIDA--7.4%
Alachua Cnty., FL HFAU RB, Shands Teaching Hospital &
Clinics, Series 03A, 1.76% 1                                             3,050,000            3,050,000
---------------------------------------------------------------------------------------------------------
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy,
Series 2004, 1.75% 1                                                    11,600,000           11,600,000
---------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU RB, Gulf Coast American Blind,
Series A, 1.60% 1                                                        2,805,000            2,805,000
---------------------------------------------------------------------------------------------------------
FL Gulf Coast University Financing Corp. Capital Improvement
RB, Series 2003, 1.70% 1                                                46,000,000           46,000,000
---------------------------------------------------------------------------------------------------------
FL TUAU RB, Series A, ETET Series 96C0910, Cl. A,
1.75% 1,2                                                               14,850,000           14,850,000
---------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co.
Project, ETET Series 96C0911, Cl. A, 1.75% 1,2                          17,795,000           17,795,000
---------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co.
Project, ETET Series 97C0901, Cl. A, 1.75% 1,2                          17,795,000           17,795,000
---------------------------------------------------------------------------------------------------------
Jacksonville, FL HFAU Hospital RB, Baptist Medical Center
Project, Series 2003A, 1.76% 1                                           6,355,000            6,355,000
---------------------------------------------------------------------------------------------------------
Jacksonville, FL Sales Tax RB, MERLOTS Series 2003 B26,
1.74% 1,2                                                                9,990,000            9,990,000
                                                                                        -----------------
                                                                                            130,240,000

---------------------------------------------------------------------------------------------------------
GEORGIA--5.9%
Atlanta, GA TXAL Bonds, Westside Project, 1.69% 1                       14,995,000           14,995,000
---------------------------------------------------------------------------------------------------------
Bibb Cnty., GA DAU RB, First Presbyterian Day School,
1.69% 1                                                                  2,600,000            2,600,000
---------------------------------------------------------------------------------------------------------
Burke Cnty., GA PC RB, Series 98-B, 1.21%, 10/18/04                     25,000,000           25,000,000
---------------------------------------------------------------------------------------------------------
Cherokee Cnty., GA WSS RRB, MERLOTS Series 2003 A14,
1.74% 1,2                                                                7,020,000            7,020,000
---------------------------------------------------------------------------------------------------------
Cobb Cnty., GA DAU RB, Kennesaw St. University
Foundation-Parking Facilities, 1.69% 1                                  10,875,000           10,875,000
---------------------------------------------------------------------------------------------------------
Fulton, GA DAU RB, Woodard Academy, Inc. Project,
1.69% 1                                                                 10,200,000           10,200,000
---------------------------------------------------------------------------------------------------------
GA GOB, Series 1995B, ETET Series 96C1004, Cl. A,
1.75% 1,2                                                               11,880,000           11,880,000
---------------------------------------------------------------------------------------------------------
Gainesville, GA RA EDLFA RB, Riverside Military Project,
1.69% 1                                                                  3,000,000            3,000,000
---------------------------------------------------------------------------------------------------------
Gainesville, GA RA EDLFA RRB, Riverside Military Project,
1.69% 1                                                                  6,250,000            6,250,000
---------------------------------------------------------------------------------------------------------
Greene Cnty., GA HA RANs, Series 2004, 1.75% 1                           6,090,000            6,090,000
---------------------------------------------------------------------------------------------------------
Valdosta/Lowndes Cntys., GA HA RB, South Georgia Medical
Center Project, Series 1998, 1.70% 1                                     6,200,000            6,200,000
                                                                                        -----------------
                                                                                            104,110,000

---------------------------------------------------------------------------------------------------------
ILLINOIS--13.7%
Chicago, IL BOE GOUN, AAMC Series 2002-4, 1.75% 1,2                      9,225,000            9,225,000
---------------------------------------------------------------------------------------------------------
Chicago, IL GO Tender Nts., Series 2004, 1.05%, 1/13/05 3                5,000,000            5,000,000
---------------------------------------------------------------------------------------------------------
Chicago, IL GOB, AAMC Series 2001-34, 1.75% 1,2                         10,975,000           10,975,000
---------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, AAMC Series 1998-3, 1.75% 1,2                          8,735,000            8,735,000
---------------------------------------------------------------------------------------------------------
Chicago, IL RB, Lakefront Millennium Parking Facility, ETET
Series 981303, Cl. A, 1.75% 1,2                                         22,495,000           22,495,000
---------------------------------------------------------------------------------------------------------
Crestwood, IL HEAU RB, Trinity Christian College, Series
2003, 1.51% 1                                                            7,480,000            7,480,000
---------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2004, 1.74% 1                    14,370,000           14,370,000
---------------------------------------------------------------------------------------------------------
IL Development FAU RB, Jewish Federation of Chicago,
Series 1999, 1.70% 1                                                     1,190,000            1,190,000
---------------------------------------------------------------------------------------------------------
IL EDLFA RB, Field Museum Natural History, Series 1998,
1.70% 1                                                                  4,500,000            4,500,000
---------------------------------------------------------------------------------------------------------
IL EDLFA RB, Pooled Financing Program, Series 95, 1.17%,
10/18/04                                                                20,000,000           20,000,000
---------------------------------------------------------------------------------------------------------
IL EDLFA RB, Pooled Financing Program, Series 95, 1.19%,
11/3/04                                                                 12,000,000           12,000,000
---------------------------------------------------------------------------------------------------------
IL FAU RRB, Search Development Center, Inc. Project,
Series 2004, 1.70% 1                                                     5,455,000            5,455,000
---------------------------------------------------------------------------------------------------------
IL HFAU RB, Evanston Hospital Corp., Series 1985-B,
1.20%, 11/15/04                                                          5,000,000            5,000,000
---------------------------------------------------------------------------------------------------------
IL HFAU RB, Evanston Hospital Corp., Series 1990, 1.70%,
2/24/05                                                                  8,000,000            8,000,000
---------------------------------------------------------------------------------------------------------
IL HFAU RB, Evanston Hospital Corp., Series 1992, 1.03%,
11/30/04                                                                17,000,000           17,000,000
---------------------------------------------------------------------------------------------------------
IL HFAU RB, Evanston Hospital Corp., Series 1996, 1.40%,
11/12/04                                                                 5,000,000            5,000,000
---------------------------------------------------------------------------------------------------------
IL HFAU RB, Evanston Northwestern Corp., Series 1998,
1.03%, 11/1/04 3                                                        50,000,000           50,000,000
---------------------------------------------------------------------------------------------------------
IL HFAU RB, Swedish Covenant Hospital Project, Series
1995, 1.64% 1                                                           10,650,000           10,650,000
---------------------------------------------------------------------------------------------------------
IL IDV FAU RB, Knead Dough Baking Co. Project, 1.90% 1                   2,800,000            2,800,000
---------------------------------------------------------------------------------------------------------
IL IDV FAU RB, Knead Dough Baking Co. Project, 1.90% 1                   2,580,000            2,580,000
---------------------------------------------------------------------------------------------------------
Lombard, IL RB, Elmhurst Healthcare Project, Series 2004,
1.51% 1                                                                  6,482,000            6,482,000
---------------------------------------------------------------------------------------------------------
Macon Cnty., IL RB, Millikin University, Series 1999, 1.68% 1            4,500,000            4,500,000
---------------------------------------------------------------------------------------------------------
Mundelein, IL IDV RRB, Town Line Road, Series 1992,
1.70% 1                                                                  3,600,000            3,600,000
---------------------------------------------------------------------------------------------------------
Oak Forest, IL RB, Homewood Pool, Series 1989, 1.51% 1                   4,500,000            4,500,000
---------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, Kroger Co., Series 2004,
1.79% 1                                                                    800,000              800,000
                                                                                        -----------------
                                                                                            242,337,000

---------------------------------------------------------------------------------------------------------
INDIANA--2.6%
Goshen, IN ED RB, Goshen College Project, Series 2004,
1.72% 1                                                                  3,280,000            3,280,000
---------------------------------------------------------------------------------------------------------
IN Development  EDLFA RB, Indianapolis Museum of Art,
Series 2004, 1.70% 1                                                    12,000,000           12,000,000
---------------------------------------------------------------------------------------------------------
IN GOB, AAMC Series 2003-15, Single Asset Trust, 1.08%,
10/6/04 2,3                                                             14,200,000           14,200,000
---------------------------------------------------------------------------------------------------------
IN MPA PPS RB, ETET Series 981401, Cl. A, 1.75% 1,2                     13,600,000           13,600,000
---------------------------------------------------------------------------------------------------------
Lawrence/Fort Harrison, IN Reuse Authority Tax Increment
RB, Harrison Military Base, 1.53% 1                                      2,725,000            2,725,000
                                                                                        -----------------
                                                                                             45,805,000

---------------------------------------------------------------------------------------------------------
KANSAS--0.1%
Shawnee, KS Industrial RB, Shawnee Village Associates
Project, Series 1984, 1.53% 1                                            2,250,000            2,250,000
---------------------------------------------------------------------------------------------------------
KENTUCKY--1.8%
Jackson/Clay/Magoffin Cntys., KY SFM RB, Series 2004A,
1.76% 1                                                                 31,875,000           31,875,000
---------------------------------------------------------------------------------------------------------
LOUISIANA--3.6%
LA Gas & Fuels Tax Nts., AAMC Series 2002-17, 1.75% 1,2                 15,000,000           15,000,000
---------------------------------------------------------------------------------------------------------
LA PFFAU RB, Pennington Medical Foundation Project,
1.70% 1                                                                  9,950,000            9,950,000
---------------------------------------------------------------------------------------------------------
New Orleans, LA IDV Board MH RB, Orleans LLC Project,
Series 3700, 1.96% 1                                                    29,000,000           29,000,000
---------------------------------------------------------------------------------------------------------
St. James Parish, LA PC RRB, Texaco Project, Series A,
1.20%, 11/9/04 3                                                        10,000,000           10,000,000
                                                                                        -----------------
                                                                                             63,950,000

---------------------------------------------------------------------------------------------------------
MARYLAND--0.2%
MD Health & HEFAU RRB, University of Maryland Medical
System, Series 2004A, 1.70% 1                                            4,000,000            4,000,000
---------------------------------------------------------------------------------------------------------
MICHIGAN--2.3%
MI GANs, 1.68% 1                                                         6,850,000            6,850,000
---------------------------------------------------------------------------------------------------------
MI GANs, Series B, 1.68% 1                                              32,300,000           32,300,000
---------------------------------------------------------------------------------------------------------
MI Job DAU RB, East Lansing Residence Associates Project,
1.38% 1                                                                  1,900,000            1,900,000
                                                                                        -----------------
                                                                                             41,050,000

---------------------------------------------------------------------------------------------------------
MINNESOTA--1.6%
Fulda, MN ISD No. 505 GO Aid Anticipation of Indebtness,
Series A, 3%, 9/30/05                                                    1,100,000            1,113,459
---------------------------------------------------------------------------------------------------------
Hayfield, MN ISD No. 203 GO Aid Anticipation Certificates
of Indebtedness, Series A, 3%, 9/30/05                                   1,000,000            1,012,740
---------------------------------------------------------------------------------------------------------
MN GOB, ETET Series 20002301, Cl. A, 1.75% 1,2                          16,010,000           16,010,000
---------------------------------------------------------------------------------------------------------
Northfield, MN ISD No. 659 GO Aid Anticipation Certificates
of Indebtedness, Series C, 3%, 9/26/05                                   4,950,000            5,011,323
---------------------------------------------------------------------------------------------------------
Park Rapids, MN ISD No. 309 GO Aid Anticipation
Certificates of Indebtedness, Series 2004A, 3%, 9/12/05                  5,900,000            5,975,713
                                                                                        -----------------
                                                                                             29,123,235

---------------------------------------------------------------------------------------------------------
MISSOURI--1.3%
MO Development Finance Board of Cultural Facilities RB,
Center of Creative Arts Project, Series 2004, 1.74% 1                    2,000,000            2,000,000
---------------------------------------------------------------------------------------------------------
MO Development Finance Board of Education Facilities RB,
Southeast Missouri St. University, Series 2003B, 1.70% 1                20,425,000           20,425,000
                                                                                        -----------------
                                                                                             22,425,000

---------------------------------------------------------------------------------------------------------
NEVADA--1.8%
NV GOLB, SGMSTR Series 1997 SG114, 1.73% 1,2                            15,000,000           15,000,000
---------------------------------------------------------------------------------------------------------
Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single
Asset Trust, 1.75% 1,2                                                  16,090,000           16,090,000
                                                                                        -----------------
                                                                                             31,090,000

---------------------------------------------------------------------------------------------------------
NEW MEXICO--2.0%
NM Mortgage FAU RB, SFM Program-2004, 1.625% 1                          35,000,000           35,000,000
---------------------------------------------------------------------------------------------------------
NEW YORK--0.8%
Jay Street Development Corp. NYC Facilities Lease RB,
Jay Street Project, Series A-3, 1.69% 1                                  1,800,000            1,800,000
---------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Casa Project, 1.72% 1                         1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------
NYC MTAU BANs, Series CP-1A, 1.10%, 10/1/04 3                            2,000,000            2,000,000
---------------------------------------------------------------------------------------------------------
NYC MTAU RB, Series D-2, 1.69% 1                                         2,930,000            2,930,000
---------------------------------------------------------------------------------------------------------
NYC MTAU RRB, Series A, MERLOTS Series 2004 B-16,
1.71% 1,2                                                                2,000,000            2,000,000
---------------------------------------------------------------------------------------------------------
NYS DA RRB, Municipal Securities Trust Receipts-
CMC1B, 1.70% 1,2                                                           800,000              800,000
---------------------------------------------------------------------------------------------------------
NYS HFA RB, Historic Front Street Housing, Series 2003A,
1.72% 1                                                                  3,800,000            3,800,000
---------------------------------------------------------------------------------------------------------
NYS LGAC RB, Series 1993A, 1.68% 1                                         250,000              250,000
                                                                                        -----------------
                                                                                             14,580,000

---------------------------------------------------------------------------------------------------------
OHIO--5.1%
Columbus, OH Regional AA Capital Funding RB, Municipal
Pooled Financing Program, 1.71% 1                                        6,660,000            6,660,000
---------------------------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 1.55%,
12/15/04 3                                                               2,475,000            2,475,000
---------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH HCF RB, Twin Towers & Twin Lakes
Project, Series A, 1.54% 1                                              11,000,000           11,000,000
---------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH Hospital Facilities RB, Children's
Hospital & Medical Center, Series 2000, 1.72% 1                          1,500,000            1,500,000
---------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH Hospital Facilities RB, Children's
Hospital & Medical Center, Series 2002-I, 1.72% 1                        5,800,000            5,800,000
---------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH Hospital Facilities RB, Elizabeth
Gamble Deaconess Home, Series 2002, 1.64% 1                                600,000              600,000
---------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH Hospital Facilities RB, Elizabeth
Gamble Deaconess Home, Series 2002, 1.70% 1                              7,800,000            7,800,000
---------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH Parking System RB, Series 2001, 1.72% 1               7,960,000            7,960,000
---------------------------------------------------------------------------------------------------------
Madeira, OH ED RRB, Kroger Co., Series 2004, 1.79% 1                     2,050,000            2,050,000
---------------------------------------------------------------------------------------------------------
OH Air Quality DAU RB, Ohio Edison Project, Series A, 1.70% 1            3,500,000            3,500,000
---------------------------------------------------------------------------------------------------------
OH Water DAU RB, Series A, 1.72% 1                                      15,400,000           15,400,000
---------------------------------------------------------------------------------------------------------
OH Water DAU RRB, 1.72% 1                                               18,585,000           18,585,000
---------------------------------------------------------------------------------------------------------
Scioto Cnty., OH HCF RB, Hill View Retirement Center, 1.55% 1            3,565,000            3,565,000
---------------------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, Kroger Co., Series 2004, 1.79% 1                3,100,000            3,100,000
                                                                                        -----------------
                                                                                             89,995,000

---------------------------------------------------------------------------------------------------------
PENNSYLVANIA--3.4%
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project,
Series B, 1.79% 1                                                          690,000              690,000
---------------------------------------------------------------------------------------------------------
Harrisburg, PA School RB, SDI of Harrisburg, Series 2003,
1.69% 1                                                                 24,675,000           24,675,000
---------------------------------------------------------------------------------------------------------
Lehigh Cnty., PA IDAU RB, Allentown Airport, 1.79% 1                       410,000              410,000
---------------------------------------------------------------------------------------------------------
PA Public School Buildings RB, MERLOTS Series 2003 A42,
1.80% 1,2                                                                3,795,000            3,795,000
---------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU RB, Friends of Mast School, Inc.
Project, 1.74% 1                                                           975,000              975,000
---------------------------------------------------------------------------------------------------------
Philadelphia, PA IDV RB, Girard Estate Aramark Tower
Acquisition Project, 1.70% 1                                            29,600,000           29,600,000
                                                                                        -----------------
                                                                                             60,145,000

---------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.7%
Myrtle Beach, SC Hospitality Fee RRB, Series A, AAMC
Series 2004-27, 1.33%, 10/20/04 2,3                                      5,000,000            5,000,000
---------------------------------------------------------------------------------------------------------
Piedmont, SC MPA RRB, Subseries 2004B-1, 1.70% 1                         3,500,000            3,500,000
---------------------------------------------------------------------------------------------------------
Piedmont, SC MPA RRB, Subseries 2004B-6, 1.70% 1                        21,000,000           21,000,000
---------------------------------------------------------------------------------------------------------
SC Assn. of Governmental Organizations COP, Series 2004,
2.75%, 4/15/05                                                          10,000,000           10,064,653
---------------------------------------------------------------------------------------------------------
SC Jobs EDAU RB, WUREF Development LLC Project,
Series A, 1.69% 1                                                        7,700,000            7,700,000
                                                                                        -----------------
                                                                                             47,264,653

---------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.1%
Lawrence Cnty., SD PC RRB, Homestake Mining Co., Series
1997B, 1.75% 1                                                           2,500,000            2,500,000
---------------------------------------------------------------------------------------------------------
TENNESSEE--3.1%
Chattanooga, TN Education, Housing HF RB, Tuff/Chattanooga
Housing Project, 1.69% 1                                                 1,655,000            1,655,000
---------------------------------------------------------------------------------------------------------
Chattanooga, TN IDV Board RB, Tennessee Aquarium Project,
Series 2004, 1.70% 1                                                     4,000,000            4,000,000
---------------------------------------------------------------------------------------------------------
Greenville, TN Education & HF Board RRB, Laughlin
Memorial Hospital, Inc. Project, Series 2004, 1.69% 1                   10,000,000           10,000,000
---------------------------------------------------------------------------------------------------------
Memphis/Shelby, TN IDV Board RB, YMCA Project,
Series 2002, 1.70% 1                                                     8,430,000            8,430,000
---------------------------------------------------------------------------------------------------------
Metropolitan Government Nashville & Davidson Cnty., TN
Health & Education Board RB, Ascension Health ,
Series 2001B, 1.65%, 11/15/04 3                                         14,000,000           14,000,000
---------------------------------------------------------------------------------------------------------
Montgomery Cnty., TN Public Building Authority Pooled
Financing Authority RB, Tennessee Cnty. Loan Pool, 1.76% 1              12,715,000           12,715,000
---------------------------------------------------------------------------------------------------------
Springfield, TN IDV Board RRB, Kroger Co., Series 2004,
1.79% 1                                                                  4,500,000            4,500,000
                                                                                        -----------------
                                                                                             55,300,000

---------------------------------------------------------------------------------------------------------
TEXAS--7.5%
Hockley Cnty., TX IDV Corp. PC RB, Amoco Project, 1.15%,
11/1/04 3                                                               13,940,000           13,940,000
---------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, SGMSTR Series 1997 SG120, 1.73% 1,2                 22,600,000           22,600,000
---------------------------------------------------------------------------------------------------------
Keller, TX ISD GOUN, AAMC Series 2001-26, 1.75% 1,2                      3,000,000            3,000,000
---------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series
2004, 1.75%, 12/15/04 3                                                 11,500,000           11,500,000
---------------------------------------------------------------------------------------------------------
Mansfield, TX ISD School Building Bond, Series 2003,
1.70% 1                                                                  9,600,000            9,600,000
---------------------------------------------------------------------------------------------------------
Mansfield, TX ISD School Building GOUN, MERLOTS
Series B11, 1.74% 1,2                                                   14,595,000           14,595,000
---------------------------------------------------------------------------------------------------------
Port of Port Arthur, TX Navigation District PC RRB, Texaco,
Inc. Project, Series 1994, 1.74% 1                                       1,060,000            1,060,000
---------------------------------------------------------------------------------------------------------
Spring Branch, TX ISD Schoolhouse GOLB, Series 2004,
1.75%, 12/15/04 3                                                       15,700,000           15,700,000
---------------------------------------------------------------------------------------------------------
TX TANs & RANs, Series 2004, 3%, 8/31/05                                30,000,000           30,373,421
---------------------------------------------------------------------------------------------------------
TX TUAU RB, Dallas Northtollway, SGMSTR Series 1996
SG70, 1.73% 1,2                                                         11,000,000           11,000,000
                                                                                        -----------------
                                                                                            133,368,421

---------------------------------------------------------------------------------------------------------
UTAH--0.8%
Salt Lake City, UT PC RRB, Amoco Project, 0.95%, 10/1/04 3               4,715,000            4,715,000
---------------------------------------------------------------------------------------------------------
Salt Lake Cnty., UT HAU MH RB, Crossroads Apts. Project,
1.71% 1                                                                  4,435,000            4,435,000
---------------------------------------------------------------------------------------------------------
Salt Lake Cnty., UT TANs & RANs, Series 2004, 2.50%,
12/30/04                                                                 4,650,000            4,663,036
                                                                                        -----------------
                                                                                             13,813,036

---------------------------------------------------------------------------------------------------------
VIRGINIA--0.6%
Clarke Cnty., VA IDAU Hospital Facilities RB, Winchester
Medical Center, Inc. Project, Series 2000, 1.70% 1                      11,090,000           11,090,000
---------------------------------------------------------------------------------------------------------
WASHINGTON--4.3%
Everett, WA Public Facilities District RANs & TANs, 1%,
10/27/04                                                                12,500,000           12,500,000
---------------------------------------------------------------------------------------------------------
Everett, WA Public Facilities District RANs, Series A, 1%,
10/27/04                                                                24,460,000           24,460,000
---------------------------------------------------------------------------------------------------------
King Cnty., WA GOLB, AAMC Series 2001-1, 1.75% 1,2                      12,770,000           12,770,000
---------------------------------------------------------------------------------------------------------
Snohomish Cnty., WA Public Utility District No. 001 BANs,
Generation System, Series A, 1.68% 1                                     2,100,000            2,100,000
---------------------------------------------------------------------------------------------------------
Snohomish Cnty., WA Public Utility District No. 001 BANs,
Generation System, Series A, 1.68% 1                                     9,500,000            9,500,000
---------------------------------------------------------------------------------------------------------
WA Energy Northwest Project No. 3 Electric RRB, Series
2003E, 1.70% 1                                                           3,200,000            3,200,000
---------------------------------------------------------------------------------------------------------
WA Housing Finance Commission Nonprofit RRB, Judson
Park Project, Series 2004A, 1.69% 1                                     10,200,000           10,200,000
---------------------------------------------------------------------------------------------------------
WA PPSS RRB, Nuclear Project No. 3, Series 3A-3, 1.68% 1                 1,380,000            1,380,000
                                                                                        -----------------
                                                                                             76,110,000

---------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.1%
Kanawha Cnty., WV IDV RRB, Kroger Co., Series 2004-A,
1.79% 1                                                                  4,500,000            4,500,000
---------------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, Kroger Co., Series 2004-B,
1.79% 1                                                                  6,850,000            6,850,000
---------------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, Kroger Co., Series 2004, 1.79% 1                      3,100,000            3,100,000
---------------------------------------------------------------------------------------------------------
Monogalia Cnty., WV Community Hospital Building
Commission RB, Monogalia General Hospital, Series
2002A, 1.72% 1                                                           4,300,000            4,300,000
                                                                                        -----------------
                                                                                             18,750,000

---------------------------------------------------------------------------------------------------------
WISCONSIN--1.6%
Appleton, WI RED Authority RRB, Fox Cities Performing
Arts Center, Series 2001B, 1.80% 1                                       1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------
West Allis, WI RB, State Fairgrounds Park Exposition
Center, 1.74% 1                                                          3,555,000            3,555,000
---------------------------------------------------------------------------------------------------------
WI Education & HFAU RB, Divine Savior Healthcare,
Series 2002B, 1.72% 1                                                      400,000              400,000
---------------------------------------------------------------------------------------------------------
WI Education & HFAU RB, Southwest Health Center,
Inc., 1.72% 1                                                            6,340,000            6,340,000
---------------------------------------------------------------------------------------------------------
WI Education & HFAU RB, Wheaton Franciscan Services,
Series B, 1.69% 1                                                       17,750,000           17,750,000
                                                                                        -----------------
                                                                                             29,045,000

---------------------------------------------------------------------------------------------------------
WYOMING--0.5%
Lincoln Cnty., WY PC RRB, Amoco Oil Co. of Indiana
Project, 0.95%, 10/1/04 3                                                9,250,000            9,250,000
---------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--2.0%
District of Columbia GOB, Multimodal, Series 2000A,
1.70% 1                                                                 13,825,000           13,825,000
---------------------------------------------------------------------------------------------------------
District of Columbia GOB, Multimodal, Series B, 1.70% 1                 21,900,000           21,900,000
                                                                                        -----------------
                                                                                             35,725,000

---------------------------------------------------------------------------------------------------------
OTHER TERRITORIES--4.5%
Class B RB Certificates Trust, Series 2004-1, 2.04% 1,2                  3,740,000            3,740,000
---------------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust Receipts, SGMSTR Series
P-18, 1.84% 1,2                                                         76,615,000           76,615,000
                                                                                        -----------------
                                                                                             80,355,000

---------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.1%
PR CMWLTH HTAU RB, Puttable Tax Exempt Receipts,
Series 246, 1.70% 1,2                                                    1,150,000            1,150,000
---------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,757,582,903)                             99.3%       1,757,582,903
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                0.7           12,236,088
                                                                     ------------------------------------
Net Assets                                                                   100.0%     $ 1,769,818,991
                                                                     ====================================



Footnotes to Statement of Investments


To simplify the listings of securities, abbreviations are used per the table below:
AA                    Airport Authority
AAMC                  ABN AMRO Munitops Certificates
BANs                  Bond Anticipation Nts.
BOE                   Board of Education
CD                    Commercial Development
CMWLTH                Commonwealth
COP                   Certificates of Participation
DA                    Dormitory Authority
DAU                   Development Authority
ED                    Economic Development
EDAU                  Economic Development Authority
EDLFA                 Educational Facilities Authority
ETET                  Eagle Tax-Exempt Trust
FA                    Facilities Authority
FAU                   Finance Authority
GANs                  Grant Anticipation Nts.
GO                    General Obligation
GOB                   General Obligation Bonds
GOLB                  General Obligation Ltd. Bonds
GOUN                  General Obligation Unlimited Nts.
HA                    Hospital Authority
HAU                   Housing Authority
HCF                   Health Care Facilities
HEAU                  Higher Education Authority
HEFAU                 Higher Educational Facilities Authority
HF                    Health Facilities
HFA                   Housing Finance Agency/Authority
HFAU                  Health Facilities Authority
HTAU                  Highway & Transportation Authority
IDA                   Industrial Development Agency
IDAU                  Industrial Development Authority
IDV                   Industrial Development
ISD                   Independent School District
LGAC                  Local Government Assistance Corp.
MERLOTS               Municipal Exempt Receipts Liquidity Option Tender
MH                    Multifamily Housing
MPA                   Municipal Power Agency
MTAU                  Metropolitan Transportation Authority
NYC                   New York City
NYS                   New York State
PC                    Pollution Control
PCFAU                 Pollution Control Finance Authority
PFFAU                 Public Facilities Finance Authority
PPS                   Public Power System
PPSS                  Public Power Supply System
RA                    Redevelopment Agency/Authority
RANs                  Revenue Anticipation Nts.
RB                    Revenue Bonds
RED                   Redevelopment
REF                   Refunding
RRB                   Revenue Refunding Bonds
SCDAU                 Statewide Communities Development Authority
SDI                   School District
SFM                   Single Family Mtg.
SGMSTR                Societe Generale, NY Branch Municipal Security Trust Receipts
SPTX                  Special Tax
TANs                  Tax Anticipation Nts.
TUAU                  Turnpike Authority
TXAL                  Tax Allocation
WSS                   Water & Sewer System
YMCA                  Young Men's Christian Association

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September
30, 2004. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $407,757,000 or 23.04% of the Trust's net assets as of September 30, 2004.
3. Put obligation redeemable at full principal value on the date reported.


SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)